Financial Instruments and Risk Management - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2018
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Minimum percentage of fixed rate debt on total debt	70.00%
Impact on net annual finance expense due to a 1% change in interest rate	£ 130,000,000	£ 143,000,000	£ 108,000,000
Percentage of interest accrued	0.25%
Notional value of debt outstanding	£ 2,000,000,000
Expected change in financial expenses	10,000,000
Term debt	3,140,000,000	2,298,000,000	2,791,000,000		£ 2,298,000,000
Trade and other receivables	445,000,000	317,000,000	360,000,000		431,000,000
Trade and other receivables	3,238,000,000	4,029,000,000	3,860,000,000		£ 3,692,000,000
Currency Swap Contract and Interest Rate Swap [Member] | Credit Support Agreements [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Fair value notional amount	3,289,000,000
Net cash inflow from netting and credit support agreements	129,000,000		(220,000,000)	£ 100,000,000
Individually Insignificant Counterparties [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Cash collateral held	638,000,000	492,000,000	702,000,000
Non-Financial Assets [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables	445,000,000	317,000,000	360,000,000
Prepayments and Other Receivables [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Trade and other receivables	1,456,000,000	1,496,000,000	1,106,000,000
Debt Maturing in September 2021 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Undrawn committed borrowing facilities	£ 2,100,000,000	£ 2,100,000,000	£ 2,100,000,000
Debt maturity	Sep. 30, 2021
2019 [Member]
Disclosure of Nature and Extent of Risks Arising From Financial Instruments [Line Items]
Term debt	£ 1,200,000,000